MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2007-2

Collection Period						11/01/07-11/30/07
Determination Date						12/10/2007
Distribution Date						12/17/2007

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$642,301,493.60
2	.	Collections allocable to Principal				$20,783,150.19
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$875,305.24
5	.	Pool Balance on the close of the last day of the related Collection Period				$620,643,038.17
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$760,000,003.95

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$23,484,232.40		$1,988,215.38
		b.	Class A-2 Note Balance	$180,000,000.00		$180,000,000.00
		c.	Class A-3 Note Balance	$276,000,000.00		$276,000,000.00
		d.	Class A-4 Note Balance	$114,300,000.00		$114,300,000.00
		e.	Class B Note Balance	$26,600,000.00		$26,600,000.00
		f.	Class C Note Balance	$17,100,000.00		$17,100,000.00
		g.	Note Balance (sum a - f)	$637,484,232.40		$615,988,215.38

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.1608509		0.0136179
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.8387950		0.8105108

9	.	Overcollateralization Target Amount				$4,654,822.79
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,654,822.79

11	.	Weighted Average Coupon			%	10.65%
12	.	Weighted Average Original Term			months	63.63
13	.	Weighted Average Remaining Term			months	53.97

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$5,762,292.82
		b.	Liquidation Proceeds allocable to Finance Charge			$270.31
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$5,762,563.13

15	.	Principal:
		a.	Collections allocable to Principal			$20,783,150.19
		b.	Liquidation Proceeds allocable to Principal			$130,267.70
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$20,913,417.89

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$26,675,981.02
17	.	Interest Income from Collection Account				$87,948.62
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)				$26,763,929.64

Available Funds

20	.	Available Collections		$26,763,929.64
21	.	Reserve Account Draw Amount		$0.00
22	.	Available Funds		$26,763,929.64

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee	$535,251.24
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$535,251.24
		d.	Shortfall Amount (a + b - c)	$0.00

24	.	Unreimbursed Servicer Advances		$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$111,224.25
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$111,224.25

		e.	Class A-2 Monthly Interest	$798,000.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$798,000.00

		i.	Class A-3 Monthly Interest	$1,202,900.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$1,202,900.00

		m.	Class A-4 Monthly Interest	$501,967.50
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$501,967.50

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$119,035.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$119,035.00

28	.	Secondary Principal Distributable Amount		$0.00

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$79,942.50
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$79,942.50

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$3,348,320.49

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$21,496,017.02

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$5,762,563.13
		b.	Total Daily Deposits of Principal Collections	$20,913,417.89
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$87,948.62
		e.	Total Deposits to Collection Account (sum a - d)	$26,763,929.64

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$535,251.24
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$24,309,086.27
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,919,592.13
		e.	Total Withdrawals from Collection Account(sum a - d)	$26,763,929.64

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$111,224.25
		b.	Class A-2 Interest Distribution	$798,000.00
		c.	Class A-3 Interest Distribution	$1,202,900.00
		d.	Class A-4 Interest Distribution	$501,967.50
		e.	Class B Interest Distribution	$119,035.00
		f.	Class C Interest Distribution	$79,942.50

		g.	Class A-1 Principal Distribution	$21,496,017.02
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$24,309,086.27

37	.	Withdrawals
		a.	Class A-1 Distribution	$21,607,241.27
		b.	Class A-2 Distribution	$798,000.00
		c.	Class A-3 Distribution	$1,202,900.00
		d.	Class A-4 Distribution	$501,967.50
		e.	Class B Distribution	$119,035.00
		f.	Class C Distribution	$79,942.50
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$24,309,086.27

Certificate Payment Account Activity

38	.	Deposits
		a.	Excess Funds	$1,919,592.13
		b.	Reserve Account surplus (Ln 48)	$14,152.22
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,933,744.35

39	.	Withdrawals
		a.	Certificateholder Distribution	$1,933,744.35
		b.	Total Withdrawals from Certificate Payment Account	$1,933,744.35

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,800,000.00	$3,800,000.00
		b.	Note Balance	$615,988,215.38

41	.	Required Reserve Account Amount		$3,800,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,800,000.00
43	.	Investment Earnings		$14,152.22
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,814,152.22
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount
			for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount	$0.00
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
			and to the extent no unfunded Regular Principal Distributable Amount exists	$14,152.22
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,800,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
52	.	Amount to be paid to Servicer from the Collection Account			$535,251.24
53	.	Amount to be deposited from the Collection Account into the Note Payment Account			$24,309,086.27
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$1,919,592.13
55	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$14,152.22
57	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$21,607,241.27
58	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$798,000.00
59	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$1,202,900.00
60	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$501,967.50
61	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$119,035.00
62	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$79,942.50
63	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$1,933,744.35

Net Loss and Delinquency Activity

64	.	Net Losses with respect to preceding Collection Period			$744,767.23
65	.	Cumulative Net Losses			$2,236,798.09
66	.	Cumulative Net Loss Percentage			0.2943%

67	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	768	$11,206,555.39
		b.	61 to 90 days past due	195	$2,761,340.51
		c.	91 or more days past due	105	$1,484,882.38
		d.	Total (sum a - c)	1,068	15,452,778.28

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 10, 2007.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer